Employees and directors, Share Based Payments on Continuing Operations Basis (Details) - USD ($) $ in Thousands	12 Months Ended				18 Months Ended
	Apr. 30, 2017		Apr. 30, 2016		Oct. 31, 2018
Share based payment arrangement [Abstract]
Share based payments in comprehensive income	$ 34,500		$ 28,800		$ 72,200
Share based compensation - IFRS 2 charge	20,798	[1]	17,355	[1]	70,921
Employer taxes	10,665	[1]	8,899	[1]	(6,637)
Share-based compensation payments	31,463	[1],[2]	26,254	[1],[2]	64,284
Trade and Other Payables [Member]
Share based payment arrangement [Abstract]
Employer taxes	17,000		15,600		20,600
Other Non-current Liabilities [Member]
Share based payment arrangement [Abstract]
Employer taxes	$ 1,200		$ 1,100		$ 500

[1]	The comparatives for the 12 months to April 30, 2017 and April 30, 2016 have been revised to reflect the divestiture of the SUSE business segment (note 19).
[2]	The comparatives for the 12 months to April 30, 2017 and 2016 have been revised to reflect the divestiture of the SUSE business segment (note 19).